Unaudited Interim Condensed Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Preferred Participation Certificates	Preferred Shares	Common Shares	Additional Paid in Capital	(Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total
BALANCE at Dec. 31, 2023			$ 27,625	$ 61,670,367	$ (70,373,484)	$ (158,071)	$ (8,833,563)
BALANCE (in Shares) at Dec. 31, 2023			810,723
Issuance of equity in private placement offerings, net			$ 5,964	1,374,327			1,380,291
Issuance of equity in private placement offerings, net (in Shares)			175,000
Share-based compensation				58,570			58,570
Defined pension plan adjustments						40,850	40,850
Effect of exchange rate changes on short-term loans						121,428	121,428
Accrued dividends on preferred shares
Net loss					(2,035,834)		(2,035,834)
BALANCE at Jun. 30, 2024			$ 33,589	63,103,265	(72,409,318)	4,207	(9,268,258)
BALANCE (in Shares) at Jun. 30, 2024			985,723
BALANCE at Dec. 31, 2024	$ 8,586		$ 118,918	75,600,478	(74,430,474)	108,853	1,406,361
BALANCE (in Shares) at Dec. 31, 2024	206,452		3,159,535
Issuance of equity in private placement offerings, net	$ 20,332	$ 42,539	$ 5,394	3,231,735			3,300,000
Issuance of equity in private placement offerings, net (in Shares)	568,278	1,249,904	161,290
Issuance of common shares due to exercise of warrants			$ 2,570	178,212			180,782
Issuance of common shares due to exercise of warrants (in Shares)			76,847
Issuance of pre-funded preferred shares in private placement offerings, net	$ 11,799			(11,799)
Issuance of pre-funded preferred shares in private placement offerings, net (in Shares)	360,000
Conversion of preferred participation certificates into common shares	$ (19,293)		$ 26,259	(6,966)
Conversion of preferred participation certificates into common shares (in Shares)	(551,532)		754,384
Share-based compensation				46,248			46,248
Effect of exchange rate changes on short-term loans
Deemed dividend-make whole shares				(1,231,900)	123,100
Deemed dividend-warrants				(613,939)	613,939
Accrued dividends on preferred shares				(126,367)			(126,367)
Pre-funded warrant issued as a deferred offering cost				296,154			296,154
Net loss					(2,220,671)		(2,220,671)
BALANCE at Jun. 30, 2025	$ 21,424	$ 42,539	$ 153,141	$ 77,361,856	$ (74,805,306)	$ 108,853	$ 2,882,507
BALANCE (in Shares) at Jun. 30, 2025	583,198	1,249,904	4,152,056